GOODWILL AND OTHER INTANGIBLE ASSETS - Summary of components of amortizing intangible assets, including capitalized software (Details 1) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 122,331	$ 122,060
Accumulated Amortization		(89,444)	(69,515)
Acquired and developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		52,783	52,512
Accumulated Amortization		(43,807)	(40,718)
Customer relationships and trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	[1]	69,548	69,548
Accumulated Amortization	[1]	$ (45,637)	$ (28,797)

[1]	During 2015, we determined to phase-out the use of the iWeb trade name to support our long-term strategy. As a result, we changed the estimate of the trade name's useful life to approximately nine months beginning in late March 2015. During the year ended December 31, 2015, the additional amortization expense was $14.0 million. At December 31, 2015, the unamortized balance was zero.